UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash Flows (used in) / provided by Operating Activities:
Net (loss) / income, net of taxes		$ 96,030,327	$ (17,008,587)
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by Operating Activities:
Depreciation and amortization		7,601,749	6,653,155
Amortization and write-off of deferred finance charges		629,815	108,215
Amortization of fair value of acquired time charters		(634)	119,733
Straight line amortization of hire		(288,517)	125,507
Net loss on sale of vessels		0	2,001,646
Loss on vessels held for sale		0	5,554,777
Provision / (recovery) of provision for doubtful accounts		(75,908)	15,459
Share-based compensation		125,430	115,044
Non-cash compensation (transfer of shares)		0	272,780
Net gain on dispositions of assets		(346)	(410,099)
Unrealized (gain) / loss from equity method investments		864,264	(441,493)
Unrealized loss / (gain) from equity method investments measured at fair value		(69,600,528)	24,814,649
Dividend income from equity method investments measured at fair value (related party)	[1]	(7,837,525)	(10,610,587)
Unrealized foreign exchange loss / (gain) from equity method investments		(7,409,798)	1,084,348
Unrealized (gain) / loss on equity securities		1,211,721	(7,511,809)
Realized loss / (gain) on sale of equity securities		(9,059,011)	2,029,190
Unrealized loss on debt securities		57,906	0
Amortization of bonds' premium discount		(8,221)	0
Non-cash effects from translation to reporting currency		(160,880)	28,458
Adjustments for non-cash finance costs		80,113	0
Deferred income taxes		1,677,938	0
Changes in operating assets and liabilities:
Accounts receivable trade		(1,692,575)	(1,221,358)
Inventories		(376,575)	784,160
Due from/to related parties		3,745,426	656,457
Prepaid expenses and other assets		(319,298)	(308,770)
Accounts payable		318,057	(172,965)
Accrued liabilities		(3,177,317)	(8,601,118)
Income tax receivable / payable		(1,236,721)	(4,596,126)
Derivative assets and liabilities, net		622,768	(1,084,289)
Deferred revenue		406,604	227,194
Dry-dock costs paid		(3,158,435)	(2,397,313)
Dividends received from equity method investments measured at fair value		7,837,525	5,797,456
Net Cash (used in) / provided by Operating Activities		16,807,354	(3,976,286)
Cash flow provided by / (used in) Investing Activities:
Vessel acquisitions and other vessel improvements		(79,604,584)	(260,169)
Net proceeds from sale of vessels		0	61,939,798
Acquisitions of property and equipment, net		(357,432)	(112,563)
Net proceeds from dispositions of long term assets		6,295	357,048
Purchase of equity securities		0	(11,012,514)
Proceeds from sale of equity securities		34,506,485	31,668,114
Purchase of debt securities		(2,056,616)	0
Payments for acquisition of equity method investments		(3,150,494)	(24,119,428)
Return of invested capital from and payments received from disposition of equity method investments		5,702,697	4,137,792
Payments for acquisition of equity investments		(394,419)	0
Proceeds from disposition of equity investments		1,929,122	0
Net cash provided by / (used in) Investing Activities		(43,418,946)	62,598,078
Cash flows provided by / (used in) Financing Activities:
Dividends paid on Series D Preferred Shares		(2,500,000)	(2,097,222)
Proceeds from long-term debt		0	1,577,002
Repayment of long-term debt (including related party)		(25,310,680)	(101,057,645)
Proceeds from long term financial liability		15,600,000	0
Repayment of long-term financial liability		(1,535,106)	0
Payment of deferred financing costs		(481,756)	(110,000)
Cash dividends paid to noncontrolling interests		0	(2,848,198)
Transactions/distributions with non-controlling interest		(1,100,742)	0
Net cash used in Financing Activities		(15,328,284)	(104,536,063)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(1,391,578)	3,206,933
Net decrease in cash, cash equivalents, and restricted cash		(43,331,454)	(42,707,338)
Cash, cash equivalents and restricted cash at the beginning of the period		152,775,129	88,616,996
Cash, cash equivalents and restricted cash at the end of the period		109,443,675	45,909,658
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents		108,443,675	44,761,426
Restricted cash, current		0	0
Restricted cash, non-current		1,000,000	0
Cash and cash equivalents included in assets held for sale		0	1,148,232
Cash, cash equivalents and restricted cash at the end of the period		$ 109,443,675	$ 45,909,658

[1]	The CODM evaluates the performance of each operating segment using segment operating income as the primary measure of profitability. In addition to the metrics that comprise segment operating income, the CODM also currently reviews dividend income from equity method investments measured at fair value in connection with the assessment of the asset management segment’s performance, which amounted to $9,956,652 for the six-months ended June 30, 2025 and $6,463,656 for the six-months ended June 30, 2026. Such dividend income is not included in the measure of segment operating income but is considered by the CODM as supplemental information when allocating resources and evaluating the results of the asset management segment.